Long-Term Debt - Additional Information (Detail) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
Federal Home Loan Bank and Federal Reserve Bank [Member]
Debt Instrument [Line Items]
Unused Borrowing Capacity under Federal Home Loan Bank and Federal Reserve Bank	$ 87.7	$ 91.4